Net Income Per Share (“EPS”) - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Total	28,021,618	34,583,850	18,230,982	17,850
Series H Convertible Preferred Stock
Total	0	25,200,000
Series I Convertible Preferred Stock
Total	0	6,636,000
Convertible Debt
Total	3,744,548	0
Stock options
Total	8,871,675	2,747,850	2,831,301	17,850
Warrants
Total	15,405,395	0	15,399,681	0